UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO		80203
(Address of principal executive offices)		(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To:
John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	June 1 - August 31, 2009

Item 1. Schedule of Investments.

Statement of Investments
August 31, 2009 (Unaudited)	High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 91.48%
Advertising - 0.71%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008(1)(2)	$4,000	$—
Lamar Media Corp.
6.625%, 08/15/2015	710,000	639,000
Series B, 6.625%, 08/15/2015	1,430,000	1,258,400
Series C, 6.625%, 08/15/2015	200,000	176,000
RH Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	250,000	15,938
Series A-2, 6.875%, 01/15/2013	25,000	1,594
Series A-3, 8.875%, 01/15/2016	380,000	24,225
Series A-4, 8.875%, 10/15/2017	1,800,000	114,750
		2,229,907

Aerospace - Defense - 1.66%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	915,000	878,400
DRS Technologies, Inc.
6.875%, 11/01/2013(2)(3)	175,000	179,158
L-3 Communications Corp.
7.625%, 06/15/2012	1,531,000	1,553,965
6.125%, 07/15/2013	100,000	97,500
6.125%, 01/15/2014	475,000	456,000
5.875%, 01/15/2015	1,100,000	1,034,000
Series B, 6.375%, 10/15/2015	400,000	379,000
TransDigm, Inc.
7.750%, 07/15/2014	625,000	623,438
		5,201,461

Agriculture - 1.26%
Altria Group, Inc.
9.250%, 08/06/2019	825,000	997,404
Reynolds American, Inc.
7.250%, 06/01/2013	625,000	666,785
7.625%, 06/01/2016	2,155,000	2,276,592
		3,940,781

Apparel - 0.85%
Levi Strauss & Co.
9.750%, 01/15/2015	1,870,000	1,921,425
8.875%, 04/01/2016	750,000	753,750
		2,675,175

Auto Manufacturers - 0.32%
Ford Motor Co.
7.450%, 07/16/2031	1,260,000	970,200
8.900%, 01/15/2032	25,000	18,375
		988,575

Beverages - 1.73%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019(4)	1,200,000	1,407,482
Constellation Brands, Inc.
8.375%, 12/15/2014	1,500,000	1,533,750
7.250%, 09/01/2016	1,995,000	1,940,138
7.250%, 05/15/2017	550,000	534,875
		5,416,245

Building Materials - 0.21%
Interline Brands, Inc.
8.125%, 06/15/2014	600,000	595,500
Nortek, Inc.
8.500%, 09/01/2014	150,000	71,250
NTK Holdings, Inc.
10.750%, 03/01/2014(5)	75,000	3,750
		670,500

Chemicals - 1.89%
Airgas, Inc.
7.125%, 10/01/2018(4)	375,000	375,000
Ashland, Inc.
9.125%, 06/01/2017(4)	775,000	815,688
Lyondell Chemical Co.
8.375%, 08/15/2015(1)(4)	945,000	155,925
MacDermid, Inc.
9.500%, 04/15/2017(4)	650,000	549,250
Nalco Co.
7.750%, 11/15/2011	75,000	75,375
8.875%, 11/15/2013	530,000	537,950
8.250%, 05/15/2017(4)	1,050,000	1,102,500
NewMarket Corp.
7.125%, 12/15/2016	1,405,000	1,285,575

Nova Chemicals Corp.
6.500%, 01/15/2012	1,045,000	1,020,181
		5,917,444

Coal - 1.55%
Arch Coal, Inc.
8.750%, 08/01/2016(4)	750,000	753,750
Arch Western Finance LLC
6.750%, 07/01/2013(6)	1,275,000	1,224,000
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	1,650,000	1,658,250
5.875%, 04/15/2016	900,000	832,500
7.875%, 11/01/2026	425,000	401,625
		4,870,125

Commercial Services - 4.90%
ARAMARK Corp.
3.983%, 02/01/2015(6)	65,000	55,738
8.500%, 02/01/2015	3,005,000	2,929,874
Cenveo Corp.
7.875%, 12/01/2013	1,025,000	768,750
8.375%, 06/15/2014	650,000	436,313
10.500%, 08/15/2016(4)	350,000	294,438
Corrections Corp. of America
6.250%, 03/15/2013	999,000	981,518
6.750%, 01/31/2014	1,450,000	1,417,375
7.750%, 06/01/2017	1,725,000	1,712,062
Deluxe Corp.
7.375%, 06/01/2015	395,000	355,500
Education Management LLC
8.750%, 06/01/2014	1,200,000	1,236,000
10.250%, 06/01/2016	1,445,000	1,519,055
The Geo Group, Inc.
8.250%, 07/15/2013	575,000	575,000
Iron Mountain, Inc.
7.750%, 01/15/2015	1,000,000	1,002,500
8.750%, 07/15/2018	1,360,000	1,392,300
8.000%, 06/15/2020	375,000	364,219
8.375%, 08/15/2021	325,000	324,594
		15,365,236

Communications - 0.50%
Intelsat Jackson Holdings Ltd.
9.500%, 06/15/2016(4)	900,000	929,250
11.250%, 06/15/2016	600,000	628,500
		1,557,750

Distribution - Wholesale - 0.17%
Baker & Taylor, Inc.
11.500%, 07/01/2013(4)	1,295,000	524,475

Diversified Financial Services - 5.72%
Ford Motor Credit Co. LLC
5.700%, 01/15/2010	25,000	24,911
9.875%, 08/10/2011	1,775,000	1,756,978
7.250%, 10/25/2011	2,575,000	2,422,551
7.500%, 08/01/2012	875,000	805,876
8.000%, 12/15/2016	1,385,000	1,215,055
Fox Acquisition Sub LLC
13.375%, 07/15/2016(4)	540,000	326,700
Global Cash Access LLC
8.750%, 03/15/2012	925,000	913,438
GMAC LLC
7.250%, 03/02/2011(4)	79,000	74,951
6.875%, 09/15/2011(4)	237,000	221,003
6.000%, 12/15/2011(4)	244,000	219,600
7.000%, 02/01/2012(4)	379,000	343,943
6.625%, 05/15/2012(4)	66,000	58,740
8.000%, 11/01/2031(4)	550,000	430,375
Hughes Network Systems LLC
9.500%, 04/15/2014	1,135,000	1,157,700
Petroplus Finance Ltd.
6.750%, 05/01/2014(4)	1,585,000	1,450,275
7.000%, 05/01/2017(4)	925,000	814,000
Pinnacle Foods Finance LLC
9.250%, 04/01/2015	1,550,000	1,491,875
10.625%, 04/01/2017	400,000	378,000
Rainbow National Services LLC
8.750%, 09/01/2012(4)	200,000	203,000
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	600,000	585,000
Southern Star Central Corp.
6.750%, 03/01/2016	75,000	70,500
6.750%, 03/01/2016(4)	575,000	540,500
Vanguard Health Holding Co. I LLC
11.250%, 10/01/2015(5)	1,550,000	1,565,500

Vanguard Health Holding Co. II LLC
9.000%, 10/01/2014	890,000	878,875
		17,949,346

Electric - 5.13%
The AES Corp.
8.750%, 05/15/2013(4)	275,000	280,500
7.750%, 03/01/2014	650,000	636,188
7.750%, 10/15/2015	850,000	828,750
9.750%, 04/15/2016(4)	725,000	757,625
8.000%, 10/15/2017	1,125,000	1,082,812
Edison Mission Energy
7.500%, 06/15/2013	55,000	49,225
7.750%, 06/15/2016	1,150,000	943,000
7.200%, 05/15/2019	1,540,000	1,124,200
7.625%, 05/15/2027	1,135,000	766,125
Mirant Americas Generation LLC
8.300%, 05/01/2011	275,000	277,750
8.500%, 10/01/2021	1,150,000	954,500
Mirant North America LLC
7.375%, 12/31/2013	1,840,000	1,775,600
NRG Energy, Inc.
7.250%, 02/01/2014	800,000	780,000
7.375%, 02/01/2016	1,515,000	1,452,506
8.500%, 06/15/2019	1,925,000	1,881,687
Texas Competitive Electric Holdings Co. LLC
Series A, 10.250%, 11/01/2015(7)	3,750,000	2,503,125
		16,093,593

Entertainment - 3.56%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	47,250
11.000%, 02/01/2016	565,000	587,600
Cinemark, Inc.
8.625%, 06/15/2019(4)	1,775,000	1,801,625
Great Canadian Gaming Corp.
7.250%, 02/15/2015(4)	1,230,000	1,153,125
Marquee Holdings, Inc.
9.505%, 08/15/2014(7)	2,490,000	2,088,488
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	275,000	276,375
7.500%, 06/15/2015	2,605,000	2,279,375
8.625%, 08/01/2017(4)	325,000	321,750
Regal Cinemas Corp.
8.625%, 07/15/2019(4)	1,325,000	1,344,875

Seneca Gaming Corp.
7.250%, 05/01/2012	720,000	680,400
Series B, 7.250%, 05/01/2012	630,000	595,350
		11,176,213

Environmental Control - 1.00%
Allied Waste North America, Inc.
7.875%, 04/15/2013	500,000	517,904
7.250%, 03/15/2015	900,000	939,314
Series B, 7.125%, 05/15/2016	200,000	208,276
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	39,237
Clean Harbors, Inc.
7.625%, 08/15/2016	1,425,000	1,435,688
Safety-Kleen Services, Inc.
9.250%, 06/01/2008(1)(2)	50,000	10
		3,140,429

Food - 3.95%
Ahold Lease USA, Inc.
Series A-1, 7.820%, 01/02/2020(7)	454,418	429,993
Series A-2, 8.620%, 01/02/2025(7)	831,908	788,233
American Stores Co.
7.900%, 05/01/2017	550,000	501,875
8.000%, 06/01/2026	1,465,000	1,318,500
Series MTNB, 7.100%, 03/20/2028	600,000	454,500
Dean Foods Co.
7.000%, 06/01/2016	1,450,000	1,363,000
Del Monte Corp.
8.625%, 12/15/2012	1,525,000	1,565,030
6.750%, 02/15/2015	100,000	97,500
Dole Food Co., Inc.
7.250%, 06/15/2010	850,000	850,000
8.750%, 07/15/2013(7)	725,000	712,313
13.875%, 03/15/2014(4)	1,050,000	1,202,250
Great Atlantic & Pacific Tea Co.
11.375%, 08/01/2015(4)	475,000	470,250
Pilgrim’s Pride Corp.
9.250%, 11/15/2013(1)(2)(3)	100,000	69,625
Smithfield Foods, Inc.
Series B, 8.000%, 10/15/2009	450,000	450,563
10.000%, 07/15/2014(4)	1,225,000	1,255,625

SUPERVALU, Inc.
7.500%, 11/15/2014	350,000	346,500
8.000%, 05/01/2016	500,000	494,375
		12,370,132

Forest Products & Paper - 0.90%
Buckeye Technologies, Inc.
8.500%, 10/01/2013	800,000	824,000
Georgia-Pacific LLC
9.500%, 12/01/2011	775,000	809,875
8.250%, 05/01/2016(4)	50,000	50,750
International Paper Co.
7.950%, 06/15/2018	600,000	637,843
9.375%, 05/15/2019	450,000	506,493
		2,828,961

Gaming - 1.54%
Ameristar Casinos, Inc.
9.250%, 06/01/2014(4)	1,000,000	1,027,500
Harrah’s Operating Escrow LLC
11.250%, 06/01/2017(4)	1,425,000	1,457,063
MGM Mirage
8.500%, 09/15/2010	1,500,000	1,462,500
11.125%, 11/15/2017(4)	800,000	870,000
		4,817,063

Gas - 1.06%
Southern Star Central Gas Pipeline, Inc.
6.000%, 06/01/2016(4)	500,000	465,000
Southern Union Co.
7.600%, 02/01/2024	1,025,000	1,065,128
8.250%, 11/15/2029	1,625,000	1,794,014
		3,324,142

Healthcare - Products - 1.73%
Accellent, Inc.
10.500%, 12/01/2013	1,205,000	1,120,650
Boston Scientific Corp.
6.000%, 06/15/2011	900,000	923,625
5.450%, 06/15/2014	450,000	441,000
6.400%, 06/15/2016	575,000	573,563
7.000%, 11/15/2035	625,000	557,813
Inverness Medical Innovations, Inc.
9.000%, 05/15/2016	1,825,000	1,820,437
		5,437,088

Healthcare - Services - 5.78%
Community Health Systems, Inc.
8.875%, 07/15/2015	3,250,000	3,278,438
DaVita, Inc.
7.250%, 03/15/2015	4,620,000	4,481,399
HCA, Inc.
6.300%, 10/01/2012	1,250,000	1,181,250
6.750%, 07/15/2013	875,000	818,125
9.125%, 11/15/2014	210,000	212,625
9.250%, 11/15/2016	1,300,000	1,319,500
9.625%, 11/15/2016(8)	1,438,000	1,455,975
Healthsouth Corp.
7.218%, 06/15/2014(6)	675,000	648,000
10.750%, 06/15/2016	600,000	637,500
IASIS Healthcare LLC
8.750%, 06/15/2014	600,000	589,500
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	1,105,000	1,044,225
7.750%, 07/15/2015(4)	1,375,000	1,265,000
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	118,125
9.250%, 05/01/2017(8)	1,220,000	1,085,800
		18,135,462

Holding Companies - Diversified - 0.31%
AMH Holdings, Inc.
11.250%, 03/01/2014(7)	130,000	70,850
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	985,000	913,588
		984,438

Home Furnishings - 0.10%
Norcraft Cos LP
9.000%, 11/01/2011	35,000	35,525
Norcraft Holdings LP
9.750%, 09/01/2012(7)	300,000	288,000
		323,525

Lodging - 1.87%
Host Hotels & Resorts LP - REIT
Series M, 7.000%, 08/15/2012	275,000	272,250
7.125%, 11/01/2013	875,000	850,938
Series O, 6.375%, 03/15/2015	75,000	70,688
Series Q, 6.750%, 06/01/2016	625,000	584,375
9.000%, 05/15/2017(4)	1,000,000	1,025,000

Las Vegas Sands Corp.
6.375%, 02/15/2015	1,675,000	1,444,687
Starwood Hotels & Resorts Worldwide, Inc.
6.250%, 02/15/2013	1,450,000	1,373,875
7.875%, 10/15/2014	250,000	250,000
		5,871,813

Machinery - Construction & Mining - 0.22%
Terex Corp.
8.000%, 11/15/2017	825,000	703,313

Media - 6.46%
Bonten Media Acquisition Co.
9.000%, 06/01/2015(4)(8)	445,718	145,973
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	700,000	383,250
CCH I Holdings LLC
9.920%, 04/01/2014(1)	275,000	3,781
10.000%, 05/15/2014(1)	25,000	344
11.750%, 05/15/2014(1)(7)	230,000	3,163
12.125%, 01/15/2015(1)(7)	25,000	344
CCO Holdings LLC
8.750%, 11/15/2013(1)	200,000	203,000
Charter Communications Operating LLC
8.000%, 04/30/2012(1)(4)	475,000	480,938
CSC Holdings, Inc.
Series B, 7.625%, 04/01/2011	1,475,000	1,500,812
6.750%, 04/15/2012	350,000	353,500
8.500%, 04/15/2014(4)	200,000	204,000
8.500%, 06/15/2015(4)	1,700,000	1,725,499
7.625%, 07/15/2018	325,000	312,813
8.625%, 02/15/2019(4)	475,000	482,125
Dex Media, Inc.
8.000%, 11/15/2013	20,000	3,900
9.000%, 11/15/2013(1)(7)	150,000	29,250
9.000%, 11/15/2013(1)(7)	225,000	43,875
Dex Media West LLC
Series B, 8.500%, 08/15/2010	20,000	16,700
Series B, 9.875%, 08/15/2013	44,000	9,350
DirecTV Holdings LLC
7.625%, 05/15/2016	2,600,000	2,749,499

DISH DBS Corp.
7.000%, 10/01/2013	25,000	24,625
6.625%, 10/01/2014	650,000	619,125
7.750%, 05/31/2015	1,450,000	1,428,249
7.125%, 02/01/2016	960,000	926,400
7.875%, 09/01/2019(4)	1,700,000	1,685,124
Idearc, Inc.
8.000%, 11/15/2016(1)	1,265,000	102,781
Mediacom LLC
9.125%, 08/15/2019(4)	500,000	497,500
Radio One, Inc.
Series B, 8.875%, 07/01/2011	865,000	382,763
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017(1)	470,000	12,338
Salem Communications Holding Corp.
7.750%, 12/15/2010	445,000	322,625
Shaw Communications, Inc.
7.250%, 04/06/2011	325,000	338,406
7.200%, 12/15/2011	250,000	262,813
Sinclair Television Group, Inc.
8.000%, 03/15/2012	1,100,000	910,250
UPC Holding BV
9.875%, 04/15/2018(4)	1,050,000	1,067,063
Videotron Ltee
6.875%, 01/15/2014	1,495,000	1,437,068
6.375%, 12/15/2015	685,000	631,913
9.125%, 04/15/2018(4)	400,000	424,000
9.125%, 04/15/2018	500,000	530,000
		20,255,159

Mining - 0.91%
Alcoa, Inc.
6.750%, 07/15/2018	1,675,000	1,634,038
5.720%, 02/23/2019	25,000	22,152
Teck Resources Ltd.
9.750%, 05/15/2014(4)	250,000	271,250
10.750%, 05/15/2019(4)	800,000	915,000
		2,842,440

Miscellaneous Manufacturers - 1.24%
Koppers Holdings, Inc.
9.875%, 11/15/2014(5)	925,000	883,375
Koppers, Inc.
9.875%, 10/15/2013	575,000	596,563
RBS Global, Inc.
9.500%, 08/01/2014	1,710,000	1,581,749

SPX Corp.
7.625%, 12/15/2014	825,000	832,219
		3,893,906

Office - Business Equipment - 0.88%
Xerox Capital Trust I
8.000%, 02/01/2027	3,445,000	2,772,054

Office Furnishings - 0.24%
Interface, Inc.
11.375%, 11/01/2013(4)	475,000	506,469
9.500%, 02/01/2014	265,000	254,069
		760,538

Oil & Gas - 6.30%
Atlas Energy Operating Co. LLC
12.125%, 08/01/2017	1,325,000	1,404,500
Chaparral Energy, Inc.
8.500%, 12/01/2015	350,000	236,250
Chesapeake Energy Corp.
7.625%, 07/15/2013	1,250,000	1,231,250
7.000%, 08/15/2014	50,000	47,750
9.500%, 02/15/2015	275,000	281,875
6.375%, 06/15/2015	275,000	251,969
6.875%, 01/15/2016	1,275,000	1,176,188
6.250%, 01/15/2018	585,000	511,875
7.250%, 12/15/2018	550,000	506,000
Encore Acquisition Co.
6.250%, 04/15/2014	525,000	469,875
9.500%, 05/01/2016	1,000,000	1,015,000
EXCO Resources, Inc.
7.250%, 01/15/2011	2,150,000	2,117,749
Hilcorp Energy I LP
7.750%, 11/01/2015(4)	95,000	88,113
9.000%, 06/01/2016(4)	334,000	320,640
Mariner Energy, Inc.
11.750%, 06/30/2016	1,275,000	1,351,500
Newfield Exploration Co.
7.125%, 05/15/2018	875,000	855,313
Penn Virginia Corp.
10.375%, 06/15/2016	975,000	1,031,063
Pioneer Natural Resources Co.
6.650%, 03/15/2017	2,150,000	1,981,622
Quicksilver Resources, Inc.
8.250%, 08/01/2015	850,000	803,250
11.750%, 01/01/2016	700,000	745,500

Sabine Pass LNG LP
7.250%, 11/30/2013	1,750,000	1,513,749
SandRidge Energy, Inc.
8.625%, 04/01/2015(8)	575,000	543,375
8.000%, 06/01/2018(4)	575,000	523,250
Swift Energy Co.
7.125%, 06/01/2017	925,000	735,375
		19,743,031

Oil & Gas Services - 1.51%
Complete Production Services, Inc.
8.000%, 12/15/2016	1,825,000	1,574,063
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	2,230,000	2,174,250
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017(4)	1,000,000	985,000
		4,733,313

Packaging & Containers - 3.40%
Crown Americas LLC
7.625%, 11/15/2013	475,000	475,000
7.750%, 11/15/2015	605,000	601,975
7.625%, 05/15/2017(4)	700,000	698,250
Graphic Packaging International, Inc.
8.500%, 08/15/2011	64,000	64,160
9.500%, 08/15/2013	1,160,000	1,168,700
9.500%, 06/15/2017(4)	650,000	669,500
9.500%, 06/15/2017(4)	925,000	952,750
Greif, Inc.
7.750%, 08/01/2019(4)	1,375,000	1,354,375
Owens-Brockway Glass Container, Inc.
8.250%, 05/15/2013	1,132,000	1,148,980
6.750%, 12/01/2014	425,000	415,438
7.375%, 05/15/2016(4)	400,000	400,000
Packaging Dynamics Finance Corp.
10.000%, 05/01/2016(4)	225,000	73,125
Radnor Holdings Corp.
11.000%, 03/15/2010(1)(2)	25,000	3
Sealed Air Corp.
7.875%, 06/15/2017(4)	1,175,000	1,235,744
Silgan Holdings, Inc.
7.250%, 08/15/2016(4)	1,425,000	1,417,874
		10,675,874

Pipelines - 5.19%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	66,913
7.000%, 06/01/2025	10,000	10,085
Atlas Pipeline Partners LP
8.125%, 12/15/2015	1,750,000	1,443,750
Copano Energy LLC
8.125%, 03/01/2016	350,000	336,875
7.750%, 06/01/2018	675,000	627,750
Dynegy Holdings, Inc.
8.375%, 05/01/2016	3,070,000	2,502,049
7.125%, 05/15/2018	500,000	335,000
7.750%, 06/01/2019	460,000	328,900
7.625%, 10/15/2026	25,000	15,625
El Paso Corp.
7.750%, 06/15/2010	300,000	302,676
7.000%, 05/15/2011	100,000	100,739
8.250%, 02/15/2016	125,000	126,875
7.250%, 06/01/2018	175,000	166,640
Series GMTN, 7.800%, 08/01/2031	1,350,000	1,210,472
Series GMTN, 7.750%, 01/15/2032	150,000	134,319
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011	1,050,000	1,057,875
MarkWest Energy Partners LP
Series B, 8.500%, 07/15/2016	600,000	570,000
Series B, 8.750%, 04/15/2018	950,000	907,250
Regency Energy Partners LP
9.375%, 06/01/2016(4)	1,125,000	1,130,625
Sonat, Inc.
7.625%, 07/15/2011	375,000	381,710
Targa Resources Partners LP
11.250%, 07/15/2017(4)	625,000	628,125
Targa Resources, Inc.
8.500%, 11/01/2013	1,455,000	1,324,050
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	180,189
Transcontinental Gas Pipe Line Co. LLC
6.400%, 04/15/2016	50,000	54,753
The Williams Cos, Inc.
7.875%, 09/01/2021	1,650,000	1,790,196
8.750%, 03/15/2032	473,000	533,500
		16,266,941

Real Estate - 0.50%
CB Richard Ellis Services, Inc.
11.625%, 06/15/2017(4)	1,500,000	1,567,500

Retail - 4.07%
Claire’s Stores, Inc.
9.625%, 06/01/2015(8)	1,565,761	626,304
10.500%, 06/01/2017	425,000	170,000
Freedom Group, Inc.
10.250%, 08/01/2015(4)	1,375,000	1,423,125
Inergy LP
6.875%, 12/15/2014	50,000	47,000
8.250%, 03/01/2016	625,000	621,875
JC Penney Corp. Inc
7.400%, 04/01/2037	1,475,000	1,246,375
Limited Brands, Inc.
8.500%, 06/15/2019(4)	700,000	710,291
6.950%, 03/01/2033	1,000,000	718,573
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012	2,540,000	2,425,700
5.875%, 01/15/2013	425,000	402,864
6.900%, 01/15/2032	175,000	130,739
Michaels Stores, Inc.
10.000%, 11/01/2014	1,600,000	1,536,000
11.375%, 11/01/2016	225,000	194,625
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(8)	99,687	74,765
10.375%, 10/15/2015	200,000	150,000
Quiksilver, Inc.
6.875%, 04/15/2015	1,125,000	720,000
Sbarro, Inc.
10.375%, 02/01/2015	225,000	160,875
Toys R Us Property Co. I LLC
10.750%, 07/15/2017(4)	1,375,000	1,402,500
		12,761,611

Telecommunications - 11.73%
American Tower Corp.
7.125%, 10/15/2012	75,000	76,219
7.000%, 10/15/2017	575,000	567,094
CC Holdings GS V LLC
7.750%, 05/01/2017(4)	1,675,000	1,700,125
Centennial Communications Corp.
6.347%, 01/01/2013(6)	575,000	560,625

Citizens Communications Co.
7.875%, 01/15/2027	125,000	108,750
9.000%, 08/15/2031	3,455,000	3,200,193
Crown Castle International Corp.
9.000%, 01/15/2015	1,325,000	1,384,625
DigitalGlobe, Inc.
10.500%, 05/01/2014(4)	950,000	998,688
Embarq Corp.
7.082%, 06/01/2016	1,035,000	1,106,522
7.995%, 06/01/2036	1,975,000	2,038,207
Hughes Network Systems LLC
9.500%, 04/15/2014(4)	75,000	76,500
Intelsat Corp.
9.250%, 06/15/2016(4)	500,000	508,750
Intelsat Intermediate Holding Co. Ltd.
9.500%, 02/01/2015(4)(5)	275,000	269,500
Level 3 Financing, Inc.
12.250%, 03/15/2013	1,220,000	1,195,600
9.250%, 11/01/2014	1,040,000	863,200
4.601%, 02/15/2015(6)	350,000	246,750
MetroPCS Wireless, Inc.
9.250%, 11/01/2014(4)	175,000	172,594
9.250%, 11/01/2014	2,690,000	2,653,012
Nextel Communications, Inc.
Series F, 5.950%, 03/15/2014	800,000	676,000
Series D, 7.375%, 08/01/2015	2,625,000	2,254,219
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	875,000	848,750
Qwest Corp.
8.875%, 03/15/2012	750,000	776,250
7.500%, 10/01/2014	1,050,000	1,046,062
7.500%, 6/15/2023	425,000	363,375
6.875%, 09/15/2033	2,550,000	2,001,750
Rogers Communications, Inc.
7.250%, 12/15/2012	30,000	34,157
8.000%, 12/15/2012	1,545,000	1,608,731
8.750%, 05/01/2032	175,000	229,974
SBA Telecommunications, Inc.
8.000%, 08/15/2016(4)	625,000	626,563
8.250%, 08/15/2019(4)	700,000	707,000
Sprint Capital Corp.
6.875%, 11/15/2028	50,000	36,625
8.750%, 03/15/2032	2,725,000	2,275,374

Virgin Media Finance PLC
Series $, 8.750%, 04/15/2014	450,000	459,000
9.125%, 08/15/2016	1,800,000	1,831,500
Series 1, 9.500%, 08/15/2016	650,000	671,125
Wind Acquisition Finance SA
11.750%, 07/15/2014(4)	1,325,000	1,444,250
Windstream Corp.
8.625%, 08/01/2016	1,150,000	1,160,063
		36,777,722

Transportation - 0.43%
Bristow Group, Inc.
7.500%, 09/15/2017	830,000	788,500
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	630,000	554,400
		1,342,900

TOTAL CORPORATE BONDS (Amortized Cost $284,590,521)		286,906,181

CONVERTIBLE CORPORATE BONDS - 0.01%
Aerospace - Defense - 0.01%
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035(4)	15,000	15,075

TOTAL CONVERTIBLE CORPORATE BONDS (Amortized Cost $16,227)		15,075

BANK LOANS - 2.48%(9)
Advertising - 0.10%
RH Donnelley Corp.
6.750%, 06/30/2011	378,465	312,470

Aerospace - Defense - 0.09%
Sequa Corp.3
3.844%, 12/07/2014	316,718	272,773
Sequa Corp.10
3.844%, 12/07/2014	9,563	8,236
Sequa Corp.11
3.844%, 12/07/2014	11,316	9,746
		290,755

Auto Manufacturers - 0.16%
Ford Motor Co.
3.495%, 11/29/2013	560,438	489,262

Building Products - 0.53%
Texas Competitive Holdings Co. 3
3.776%, 10/10/2014	1,115,834	851,054
Texas Competitive Holdings Co. 10
3.776%, 10/10/2014	174,910	133,406
Texas Competitive Holdings Co. 12
3.776%, 10/10/2014	890,620	679,283
		1,663,743

Chemicals - 0.11%
Lyondell Chemical Co.
3.768%, 06/12/2014	4,812	2,256
3.768%, 06/12/2014	11,179	5,240
3.768%, 06/12/2014	18,046	8,459
3.768%, 06/12/2014	34,383	16,117
4.018%, 06/12/2014	13,816	6,476
4.018%, 06/12/2014	13,816	6,476
4.018%, 06/12/2014	13,816	6,476
5.807%, 06/12/2014	106,885	99,493
7.000%, 06/12/2014	59,951	28,102
7.000%, 06/12/2014	59,951	28,102
7.000%, 06/12/2014	59,951	28,102
9.168%, 06/12/2014(10)	106,991	111,364
		346,663

Diversified Financial Services - 0.08%
First Data Corp. B1 T3
3.017%, 10/08/2014	16,151	13,514
First Data Corp. B1 T4
3.017%, 10/08/2014	270,379	226,231
First Data Corp. B1 T5
3.017%, 10/08/2014	8,220	6,878
		246,623

Entertainment - 0.05%
Las Vegas Sands LLC - Delayed Draw I
2.090%, 06/30/2014	44,550	34,997
Las Vegas Sands LLC - Tranche 3
2.090%, 06/30/2014	176,400	138,572
		173,569

Food - 0.08%
Pinnacle Foods
3.031%, 04/09/2014	274,300	254,528

Healthcare - Services - 0.40%
Community Health Systems, Inc.
2.511%, 07/30/2016	12,732	11,893
2.511%, 07/30/2016	16,404	15,324
2.612%, 07/30/2016	571,111	533,498
HCA, Inc.
2.848%, 11/18/2013	725,279	684,229
		1,244,944

Hotels & Motels - 0.03%
Tribune Co.
5.000%, 06/01/2010	192,000	79,920

Internet - 0.07%
Level 3 Financing, Inc.
2.691%, 03/09/2014	71,429	61,569
2.691%, 03/09/2014	178,571	153,922
		215,491

Media - 0.10%
Charter Communications Operating LLC
6.250%, 07/30/2099	13,510	12,589
6.250%, 07/30/2099	26,923	25,089
6.250%, 07/30/2099	82,692	77,059
Merrill Communications LLC
12.746%, 11/27/2013	150,150	84,084
Univision Communications, Inc.
2.511%, 10/03/2014	9,060	7,161
2.511%, 10/03/2014	140,940	111,393
		317,375

Office Furnishings - 0.04%
Collins & Aikman Floorcoverings, Inc.
3.173%, 05/08/2014	15,046	7,899
3.173%, 05/08/2014	18,367	9,643
3.173%, 05/08/2014	178,034	93,468
		111,010

Oil & Gas - 0.18%
Dresser, Inc.
2.679%, 05/04/2014	600,000	562,950

Radio & TV/Other - 0.07%
Citadel Broadcasting Corp.
2.341%, 05/31/2014	168,990	97,127
2.341%, 05/31/2014	231,010	132,773
		229,900

Research Services - 0.11%
Nielsen Finance LLC 14
2.276%, 08/08/2099	312,531	292,347
Nielsen Finance LLC 15
2.276%, 08/08/2099	54,218	50,717
		343,064

Retail - 0.28%
Claire’s Stores, Inc.
3.114%, 05/29/2014	349,109	230,412
Michaels Stores, Inc.
2.563%, 10/31/2013	746,164	663,620
		894,032

TOTAL BANK LOANS (Amortized Cost $7,743,674)		7,776,299

COMMON STOCKS - 0.05%
Telecommunications - 0.05%
American Tower Corp.(11)	3,930	124,384
Virgin Media, Inc.	3,372	38,542
		162,926

TOTAL COMMON STOCKS (Cost $220,178)		162,926

MONEY MARKET MUTUAL FUNDS - 4.08%
Dreyfus Cash Advantage Plus Fund (0.263% 7-Day Yield)	12,806,994	12,806,994

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $12,806,994)		12,806,994

Total Investments - 98.10% (Cost $305,377,594)		$307,667,475

Other Assets in Excess of Liabilities - 1.90%		5,955,272

Net Assets - 100.00%		$313,622,747

(1) Security is currently in default/non-income producing.

(2) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(3) This security is considered illiquid by the Investment Advisor.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $58,279,244, which represents approximately 18.58% of net assets as of August 31, 2009.

(5) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.

(6) Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(7) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2009.

(8) Pay-in-kind securities.

(9) Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2009. Bank loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(10) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(11) Non-income producing.

See Notes to Quarterly Statement of Investments.

Statement of Investments
August 31, 2009 (Unaudited)	Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 83.33%
Argentina - 4.88%
Republic of Argentina
10.500%, 11/14/2002(1)	EUR	2,165,000	$372,920
8.750%, 02/04/2003(1)	EUR	57,000	19,203
7.000%, 03/18/2004(1)	EUR	30,000	10,107
7.000%, 03/18/2004(1)	EUR	58,000	9,990
0.000%, 03/29/2005(1)		154,000	39,270
9.000%, 05/24/2005(1)	EUR	191,000	64,348
9.000%, 04/26/2006(1)	EUR	58,000	19,540
10.000%, 01/03/2007(1)	ITL	140,000,000	23,322
10.250%, 01/26/2007(1)	EUR	661,000	222,690
8.000%, 02/26/2008(1)	EUR	243,000	81,866
15.500%, 12/19/2008(1)		755,000	192,525
11.750%, 04/07/2009(1)		1,840,000	469,200
0.943%, 08/03/2012(2)		285,000	201,172
7.000%, 10/03/2015		3,865,000	2,314,491
0.000%, 03/31/2023(1)		184,000	90,160
6.000%, 03/31/2023(1)		480,000	235,200
			4,366,004

Brazil - 8.76%
Nota Do Tesouro Nacional
Series F, 10.000%, 01/01/2017	BRL	3,580,000	1,653,005
Republic of Brazil
7.875%, 03/07/2015		1,290,000	1,491,562
6.000%, 01/17/2017		100,000	104,650
8.000%, 01/15/2018		1,416,667	1,617,479
5.875%, 01/15/2019		320,000	331,200
8.875%, 04/15/2024		150,000	187,763
8.750%, 02/04/2025		265,000	331,780
10.125%, 05/15/2027		25,000	35,375
12.250%, 03/06/2030		20,000	33,550
8.250%, 01/20/2034		130,000	161,363
11.000%, 08/17/2040		1,435,000	1,888,100
			7,835,827

Colombia - 3.97%
Bogota Distrio Capital
9.750%, 07/26/2028	COP	2,404,000,000	1,026,880
Republic of Colombia
2.240%, 11/16/2015(2)		100,000	96,950
7.375%, 03/18/2019		895,000	981,368
11.750%, 02/25/2020		275,000	382,250
7.375%, 09/18/2037		1,015,000	1,061,689
			3,549,137

El Salvador - 1.88%
Republic of El Salvador
7.750%, 01/24/2023		13,000	13,715
8.250%, 04/10/2032		40,000	38,700
7.650%, 06/15/2035		1,788,000	1,627,080
			1,679,495

Gabon - 0.63%
Republic of Gabonese
8.200%, 12/12/2017(3)		180,000	177,525
8.200%, 12/12/2017		390,000	384,638
			562,163

Indonesia - 4.67%
Republic of Indonesia
6.750%, 03/10/2014		165,000	173,456
11.625%, 03/04/2019		785,000	1,060,731
11.625%, 03/04/2019(3)		1,405,000	1,898,507
7.750%, 01/17/2038		1,015,000	1,044,181
			4,176,875

Iraq - 2.73%
Republic of Iraq
5.800%, 01/15/2028		3,500,000	2,441,250

Mexico - 8.52%
Mexican Bonos
7.750%, 12/14/2017	MXN	11,270,000	827,273
United Mexican States
11.375%, 09/15/2016		600,000	815,280
5.625%, 01/15/2017		106,000	107,670
8.125%, 12/30/2019		935,000	1,104,515
8.000%, 09/24/2022		445,000	524,566
8.300%, 08/15/2031		2,650,000	3,239,624
6.750%, 09/27/2034		960,000	999,648
			7,618,576

Pakistan - 0.25%
Islamic Republic of Pakistan
7.125%, 03/31/2016	260,000	227,500

Panama - 4.28%
Republic of Panama
7.250%, 03/15/2015	1,550,000	1,722,825
9.375%, 01/16/2023	25,000	32,125
8.875%, 09/30/2027	295,000	363,588
9.375%, 04/01/2029	1,310,000	1,683,350
6.700%, 01/26/2036	20,000	20,450
		3,822,338

Peru - 3.24%
Republic of Peru
9.875%, 02/06/2015	5,000	6,213
8.375%, 05/03/2016	120,000	141,150
7.125%, 03/30/2019	1,375,000	1,522,813
7.350%, 07/21/2025	600,000	662,999
8.750%, 11/21/2033	320,000	397,120
6.550%, 03/14/2037	170,000	170,213
		2,900,508

Philippines - 5.98%
Republic of Philippines
8.000%, 01/15/2016	495,000	564,325
9.375%, 01/18/2017	1,400,000	1,683,500
8.375%, 06/17/2019	1,665,000	1,950,048
7.500%, 09/25/2024	965,000	1,051,850
6.375%, 01/15/2032	100,000	95,255
		5,344,978

Poland - 3.25%
Republic of Poland
6.375%, 07/15/2019	2,695,000	2,903,863

Russia - 8.58%
Russian Federation
7.500%, 03/31/2030	7,506,240	7,675,129

South Africa - 1.13%
Republic of South Africa
6.500%, 06/02/2014		218,000	236,530
8.500%, 06/23/2017		20,000	23,700
5.875%, 05/30/2022		750,000	748,125
			1,008,355

South Korea - 0.25%
Republic of Korea
7.125%, 04/16/2009		200,000	225,516

Turkey - 4.80%
Republic of Turkey
7.250%, 03/15/2015		290,000	315,013
7.000%, 09/26/2016		100,000	106,250
6.750%, 04/03/2018		1,000,000	1,036,250
7.000%, 03/11/2019		275,000	288,406
7.500%, 11/07/2019		805,000	872,419
7.375%, 02/05/2025		550,000	581,625
6.875%, 03/17/2036		360,000	346,500
7.250%, 03/05/2038		745,000	741,275
			4,287,738

Ukraine - 5.84%
Ukraine Government
6.875%, 03/04/2011(3)		110,000	104,775
6.875%, 03/04/2011		1,470,000	1,400,175
6.385%, 06/26/2012		555,000	511,988
7.650%, 06/11/2013		865,000	800,125
3.500%, 09/15/2018	CHF	2,615,000	2,407,805
			5,224,868

Uruguay - 2.52%
Republic of Uruguay
8.000%, 11/18/2022		630,000	680,400
7.875%, 01/15/2033(4)		800	840
7.625%, 03/21/2036		1,535,000	1,569,538
			2,250,778

Venezuela - 6.68%
Republic of Venezuela
1.505%, 04/20/2011(2)		5,500,000	4,950,000
7.650%, 04/21/2025		1,695,000	1,021,238
			5,971,238

Vietnam - 0.49%
Republic of Vietnam
6.875%, 01/15/2016	430,000	440,750

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $65,636,565)		74,512,886

CORPORATE BONDS - 7.63%
India - 0.36%
Vedanta Resources PLC
9.500%, 07/18/2018(3)	340,000	321,300

Kazakhstan - 0.33%
HSBK Europe BV
9.250%, 10/16/2013(3)	110,000	99,000
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018(3)	205,000	198,594
		297,594

Malaysia - 4.41%
Penerbangan Malaysia BHD
5.625%, 03/15/2016	820,000	861,963
Petroliam Nasional BHD
7.750%, 08/15/2015(3)	335,000	398,386
Petronas Capital Ltd.
7.000%, 05/22/2012	785,000	866,560
5.250%, 08/12/2019(3)	995,000	988,204
7.875%, 05/22/2022	675,000	825,166
		3,940,279

Russia - 0.30%
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 08/07/2018(3)	160,000	166,800
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 04/30/2013(3)	100,000	100,000
		266,800

South Korea - 1.09%
Export-Import Bank of Korea
8.125%, 01/21/2014	870,000	974,400

Tunisia - 0.61%
Banque Centrale de Tunisie
7.375%, 04/25/2012	500,000	546,875

Venezuela - 0.53%
Petroleos de Venezuela SA
5.250%, 04/12/2017	850,000	471,750

TOTAL CORPORATE BONDS (Amortized Cost $6,599,129)		6,818,998

MONEY MARKET MUTUAL FUNDS - 2.96%
Dreyfus Cash Advantage Plus Fund (0.263% 7-Day Yield)	2,649,070	2,649,070

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $2,649,070)		2,649,070

Total Investments - 93.92% (Cost $74,884,764)		$83,980,954

Other Assets In Excess of Liabilities - 6.08%		5,435,735

Net Assets - 100%		$89,416,689

*  The principal/contract amount of each security is stated in the currency in which the  bond is denominated (U.S. Dollar unless otherwise notated).  See below.

BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro Currency
ITL	Italian Lira
MXN	Mexican Peso

(1) Security is currently in default/non-income producing.

(2) Floating or variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,453,091, which represents approximately 4.98% of net assets as of August 31, 2009.

(4) Pay-in-kind securities.

Common Abbreviations:
BHD - Berhad is the Malaysian term for public limited company.
BV - Besloten Vennootschap a Dutch private limited liability company.
OJSC - Open Joint Stock Company.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract	Contracted	Purchase/Sale	Expiration	Value on	Current	Unrealized
Description	Amount	Contract	Date	Settlement Date	Value	Depreciation
CHF	2,653,009 (CHF)	Sale	09/30/2009	$2,500,020	$2,506,030	$(6,010)
EUR	488,928 (EUR)	Sale	09/30/2009	699,108	700,952	(1,844)
					$3,206,982	$(7,854)

See Notes to Quarterly Statement of Investments.

STONE HARBOR INVESTMENT FUNDS

NOTES T0 QUARTERLY STATEMENT OF INVESTMENTS

August 31, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (each, a “Fund and together, the Funds”), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Investment Valuation: Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(a) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward Foreign Currency Contracts.  : The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit Default Swaps:  The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

(e) Loan Participations. The High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(h) Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. The Fund may substitute quarterly distributions from net investment income with distributions from net realized gains that are otherwise required to be distributed and are not subject to diminishment. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Expenses. Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(j) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2.  Unrealized Appreciation and Depreciation on Investments

At August 31, 2009 the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Gross appreciation (excess of value over tax cost)	$9,151,492	$13,622,361
Gross depreciation (excess of tax cost over value)	(364,025)	(12,765,059)
Net unrealized appreciation/(depreciation)	$8,787,467	$857,302
Cost of investments for income tax purposes	$75,193,487	$306,810,173

3. FAS 157 Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective June 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds’ assets:

Stone Harbor Emerging Markets Debt Fund

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices in Active Market for Identical Assets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Sovereign Debt Obligations	$—	$74,512,886	$—	$74,512,886
Corporate Bonds	—	6,818,998	—	6,818,998
Money Market Mutual Funds	—	2,649,070	—	2,649,070
TOTAL	$—	$83,980,954	$—	$83,980,954

Liabilities:

Other Financial Instruments at Value	Level 1 - Quoted Prices in Active Market for Identical Assets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Derivative Instruments*	$—	$7,854	$—	$7,854
TOTAL	$—	$7,854	$—	$7,854

* Derivative instruments are forward foreign currency contracts held at August 31, 2009.

All securities of the Fund were valued using Level 2 inputs during the quarter ended August 31, 2009.  Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

Stone Harbor High Yield Bond Fund

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices in Active Market for Identical Assets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$285,586,801	$1,319,380	$286,906,181
Convertible Corporate Bonds	—	15,075	—	15,075
Bank Loans	—	7,463,829	312,470	7,776,299
Common Stocks	162,926	—	—	162,926
Money Market Mutual Funds	—	12,806,994	—	12,806,994
TOTAL	$162,926	$305,872,699	$1,631,850	$307,667,475

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Stone Harbor High Yield Bond Fund:

Investments in Securities	Balance as of May 31, 2009	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/(sales)	Transfers in and/or (out) of Level 3	Balance as of August 31, 2009
Bank Loans	$312,000	$—	$14,683	$(14,213)	$—	$312,470
Corporate Bonds	1,042,064	—	267,849	9,467	—	1,319,380
TOTAL	$1,354,064	$—	$282,532	$(4,746)	$—	$1,631,850

Item 2. Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 29, 2009

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	October 29, 2009

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